Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Mar. 25, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Favorable tax adjustment		$ 245,900,000
Decrease in deferred taxes		1,000,000
Tax benefit from temporary differences		$ 400,000
Statutory state income tax rate			6.75%
Percentage of qualifying production activity eligible for deduction		9.00%
Income tax expense (benefit) from qualifying production activity		$ 0	$ 0	$ 3,700,000
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Additional reduction to the state corporate income tax rate	1.60%
Reduction to the state corporate income tax rate	2.00%
Favorable tax adjustment		245,900,000
Decrease in deferred taxes		1,000,000
Tax benefit from temporary differences		$ 400,000
Statutory state income tax rate			6.75%
Percentage of qualifying production activity eligible for deduction		9.00%
Income tax expense (benefit) from qualifying production activity		$ 1,700,000	$ 0	$ 4,400,000